Significant Accounting Policies (Schedule of Finite-Lived Intangible Assets, Future Amortization Expense) (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Schedule of Finite Lived Intangible Assets Future Amortization Expense [Line Items]
Weighted-Average Amortization Period		9 years 1 month 6 days
Next twelve months		$ 23,047
Year two		23,034
Year three		22,192
Year four		21,838
Year five		20,124
October 1 to December 31, 2015, Amortization expense (income), included in rental revenue	$ (2,597)
Next twelve months, Amortization expense (income), included in rental revenue	(10,150)	(4,289)
Year two, Amortization expense (income), included in rental revenue	(6,912)	(4,303)
Year three, Amortization expense (income), included in rental revenue	(7,406)	(4,308)
Year four, Amortization expense (income), included in rental revenue	$ (7,388)	(4,254)
Year five, Amortization expense (income), included in rental revenue		(4,386)
October 1 to December 31, 2015, Amortization expense (income), included in operating expense
Next twelve months, Amortization expense (income), included in operating expense	$ (2)	68
Year two, Amortization expense (income), included in opearting expense	(2)	68
Year three, Amortization expense (income), included in operating expense	(2)	68
Year four. Amortization expense (income), included in operating expense	$ (2)	68
Year five, Amortization expense (income), included in opearting expense		$ 68
Leases, Acquired-in-Place [Member]
Schedule of Finite Lived Intangible Assets Future Amortization Expense [Line Items]
Weighted-Average Amortization Period	10 years 10 months 24 days
October 1 to December 31, 2015, Assets included in depreciation and amortization expense	$ 10,726
Next twelve months	40,232
Year two	36,497
Year three	34,080
Year four	$ 30,049
Above Market Leases [Member]
Schedule of Finite Lived Intangible Assets Future Amortization Expense [Line Items]
Weighted-Average Amortization Period	9 years	10 years 7 months 6 days
October 1 to December 31, 2015, Assets included in rental revenue	$ 860
Next twelve months, Assets included in rental revenue	3,425	$ 1,578
Year two, Assets included rental revenue	3,364	1,564
Year three, Assets included in rental revenue	2,795	1,555
Year four, Assets included in rental revenue	$ 2,711	1,554
Year five, Assets included in rental revenue		$ 1,346
Below Market Lease [Member]
Schedule of Finite Lived Intangible Assets Future Amortization Expense [Line Items]
Weighted-Average Amortization Period	21 years 6 months	9 years 6 months
October 1 to December 31, 2015, Liabilities included in rental revenue	$ (3,457)
Next twelve months, Liabilities included in rental revenue	(13,575)	$ (5,867)
Year two, Liabilities included in rental revenue	(10,276)	(5,867)
Year three, Liabilities included in rental revenue	(10,201)	(5,863)
Year four, Liabilties included in rental revenue	$ (10,099)	(5,808)
Year five, Liabilities included in rental revenue		$ (5,732)
Below Market Ground Rent [Member]
Schedule of Finite Lived Intangible Assets Future Amortization Expense [Line Items]
Weighted-Average Amortization Period	37 years 4 months 24 days	38 years 6 months
October 1 to December 31, 2015, included in operating expense	$ 23
Next twelve months, Assets included in operating expense	92	$ 119
Year two, Assets included in opearting expense	92	119
Year three, Assets included in operating expense	92	119
Year four, Assets included in operating expense	$ 92	119
Year five, Assets included in operating expense		$ 119
Above Market Ground Rent [Member]
Schedule of Finite Lived Intangible Assets Future Amortization Expense [Line Items]
Weighted-Average Amortization Period	37 years 9 months 18 days	38 years 10 months 24 days
October 1 to December 31, 2015, Liabilities included in operating expense	$ (23)
Next twelve months, Liabilties included in operating expense	(94)	$ (51)
Year two, Liabilities included in operating expense	(94)	(51)
Year three, Liabilities included in operating expense	(94)	(51)
Year four, Liabilities included in operating expense	$ (94)	(51)
Year five, Liabilities included in operating expense		$ (51)
Capitalized Software Costs [Member]
Schedule of Finite Lived Intangible Assets Future Amortization Expense [Line Items]
Weighted-Average Amortization Period	1 year 8 months 12 days	1 year 10 months 24 days
October 1 to December 31, 2015, Assets included in depreciation and amortization expense	$ 157
Next twelve months	593	$ 491
Year two	142	454
Year three	$ 32	3
Year four
Capitalized Software Costs [Member] | Depreciation and Amortization Expense [Member]
Schedule of Finite Lived Intangible Assets Future Amortization Expense [Line Items]
October 1 to December 31, 2015, Assets included in depreciation and amortization expense	$ 157
Next twelve months	593	491
Year two	142	454
Year three	$ 32	$ 3
Year four
Contract Intangible Asset [Member]
Schedule of Finite Lived Intangible Assets Future Amortization Expense [Line Items]
Weighted-Average Amortization Period	2 years 9 months 18 days	3 years 6 months
October 1 to December 31, 2015, Assets included in depreciation and amortization expense	$ 12
Next twelve months	46	$ 137
Year two	46	137
Year three	$ 23	137
Year four		69
Contract Intangible Asset [Member] | Depreciation and Amortization Expense [Member]
Schedule of Finite Lived Intangible Assets Future Amortization Expense [Line Items]
October 1 to December 31, 2015, Assets included in depreciation and amortization expense	$ 12
Next twelve months	46	137
Year two	46	137
Year three	$ 23	137
Year four		$ 69